UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Performance Trust Total Return Bond Fund
Schedule of Investments
May 31, 2013 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.20%
AmeriCredit Automobile Receivables Trust
2009-1,C, 14.550%, 01/15/2016	3,530,159	3,571,561
2010-A, 3.510%, 07/06/2017	752,577	768,886
Bank of America Auto Trust
2010-2, 1.940%, 06/15/2017	593,573	596,804
Ford Credit Auto Owner Trust
2012-A, 0.620%, 09/15/2014	34,116	34,120
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	233,627	225,950
2006-6, 4.868%, 03/25/2036 (a)	125,315	80,686
HSI Asset Securitization Trust
2007-HE1, 0.293%, 01/25/2037 (a)	1,738,509	1,713,420
Lehman XS Trust
2005-8, 5.560%, 12/25/2035 (a)	423,094	359,857
Merrill Lynch Mortgage Investors Trust
2005-HE1, 0.838%, 02/25/2036 (a)	209,341	201,315
Nissan Auto Receivables Owner Trust
2011-B, 0.740%, 09/15/2014	485,651	485,984
Quest Trust
2006-X2, 0.313%, 08/25/2036 (a)	206,649	198,759
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	139,733	136,444
2004-RS8, 4.980%, 08/25/2034 (a)	58,929	59,864
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-9XS, 5.560%, 05/25/2034 (a)	390,271	408,452
TOTAL ASSET BACKED SECURITIES (Cost $9,536,546)		8,842,102

MORTGAGE BACKED SECURITIES - 47.05%
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	215,319	220,340
2004-30CB, 5.500%, 03/25/2020	306,000	300,208
2005-20CB, 5.250%, 07/25/2020	255,099	257,513
2006-J5, 5.212%, 07/25/2021 (a)	282,853	267,744
2007-9T1, 5.500%, 05/25/2022	230,480	219,997
2004-20T1, 6.000%, 09/25/2034	88,155	93,959
2004-22CB, 6.000%, 10/25/2034	3,625,615	3,776,883
2004-29CB, 5.375%, 01/25/2035	1,462,135	1,486,225
2005-J1, 5.500%, 02/25/2035	697,172	685,714
2005-7CB, 0.593%, 04/25/2035 (a)	341,887	318,879
2005-7CB, 6.407%, 04/25/2035 (a)	341,887	39,882
2005-6CB, 7.500%, 04/25/2035	154,027	165,592
2005-21CB, 5.250%, 06/25/2035	528,000	523,108
2005-11CB, 5.500%, 06/25/2035	1,036,311	1,068,068
2005-26CB, 5.500%, 07/25/2035	121,000	110,531
2005-40CB, 5.500%, 10/25/2035	142,239	125,016
2005-46CB, 5.500%, 10/25/2035	1,087,006	1,068,191
2005-46CB, 5.500%, 10/25/2035	101,129	99,378
2005-46CB, 5.500%, 10/25/2035	510,078	501,249
2005-46CB, 5.500%, 10/25/2035	806,285	792,329
2005-49CB, 5.500%, 11/25/2035	772,995	673,818

2005-52CB, 5.500%, 11/25/2035	251,221	232,222
2005-52CB, 5.500%, 11/25/2035	84,007	77,654
2005-J13, 5.500%, 11/25/2035	428,616	408,542
2005-57CB, 5.500%, 12/25/2035	282,963	247,275
2005-64CB, 5.500%, 12/25/2035	177,818	169,571
2005-65CB, 5.500%, 12/25/2035	482,526	470,343
2005-J14, 5.500%, 12/25/2035	107,587	96,936
2005-65CB, 0.943%, 01/25/2036 (a)	208,078	156,480
2005-65CB, 5.500%, 01/25/2036	530,431	486,699
2005-73CB, 5.750%, 01/25/2036	1,015,557	914,624
2005-73CB, 6.250%, 01/25/2036	345,780	338,375
2005-85CB, 5.500%, 02/25/2036	575,779	536,926
2005-86CB, 5.500%, 02/25/2036	612,775	528,997
2006-8T1, 5.500%, 04/25/2036	61,330	46,030
2006-4CB, 6.000%, 04/25/2036	965,416	805,001
2006-4CB, 6.000%, 04/25/2036	811,131	679,826
2006-11CB, 6.000%, 05/25/2036	312,524	235,829
2006-19CB, 6.000%, 08/25/2036	606,804	526,654
2006-19CB, 6.000%, 08/25/2036	339,797	299,788
2006-32CB, 5.500%, 11/25/2036	611,099	546,405
2006-43CB, 6.000%, 02/25/2037	265,411	225,235
Banc of America Alternative Loan Trust
2007-1, 5.956%, 04/25/2022 (a)	112,837	117,084
2003-9, 5.500%, 11/25/2033	190,000	192,186
2005-5, 5.500%, 06/25/2035	766,033	751,114
2005-5, 6.000%, 06/25/2035	428,932	390,543
2005-11, 5.750%, 12/25/2035	454,106	401,694
2006-3, 6.000%, 04/25/2036	319,726	307,153
Banc of America Funding Corp.
2005-3, 5.500%, 06/25/2035	226,000	240,239
2005-4, 5.500%, 08/25/2035	380,023	403,690
2005-5, 5.500%, 09/25/2035	190,543	199,064
2005-6, 5.500%, 10/25/2035	256,872	258,721
2005-6, 5.750%, 10/25/2035	114,288	114,539
2007-4, 5.500%, 06/25/2037	232,629	237,627
2007-5, 5.500%, 07/25/2037	748,314	634,093
2007-5, 6.500%, 07/25/2037	525,415	544,210
Banc of America Mortgage Trust
2004-10, 5.000%, 12/25/2019	445,130	457,249
2005-F, 3.089%, 07/25/2035 (a)	140,814	140,210
2005-10, 5.500%, 11/25/2035	1,721,251	1,728,021
Bear Stearns Asset Backed Securities Trust
2004-AC5, 5.250%, 10/25/2034 (a)	284,683	297,760
2005-AC8, 5.500%, 11/25/2035	203,771	182,115
Charlie Mac Trust
2004-2, 6.000%, 10/25/2034	1,486,210	1,568,606
Chase Mortgage Finance Trust
2007-A1, 2.873%, 02/25/2037 (a)	1,433,300	1,380,060
2007-A1, 2.889%, 02/25/2037 (a)	687,665	690,495
Chaseflex Trust
2005-2, 5.500%, 06/25/2035	39,000	33,667
2005-2, 5.500%, 06/25/2035	526,000	501,910
2006-2, 5.798%, 09/25/2036 (a)	250,000	239,831
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	169,387	163,851
2002-J4, 5.500%, 10/25/2032	225,496	233,727
2003-7, 4.500%, 05/25/2033	154,752	160,054

2003-HYB3, 2.746%, 11/19/2033 (a)	574,091	553,293
2005-5, 5.500%, 03/25/2035	904,503	912,919
2004-HYB5, 2.996%, 04/20/2035 (a)	556,128	490,894
2005-15, 5.500%, 08/25/2035	120,008	120,650
2005-J3, 5.500%, 09/25/2035	400,117	367,833
2005-27, 5.500%, 12/25/2035	113,173	105,984
2005-28, 5.500%, 12/25/2035	225,255	212,017
2005-31, 2.793%, 01/25/2036 (a)	332,614	271,307
2005-30, 5.500%, 01/25/2036	234,901	236,671
2005-30, 5.500%, 01/25/2036	2,294,058	2,338,714
2006-J1, 6.000%, 02/25/2036	108,016	95,136
2006-20, 5.750%, 02/25/2037	106,115	96,875
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	367,395	378,510
2006-3, 5.750%, 08/25/2023	1,160,967	1,164,686
2006-1, 5.500%, 02/25/2026	103,532	106,143
2006-3, 5.750%, 06/25/2036	116,023	121,273
2006-3, 5.750%, 06/25/2036	602,181	624,996
Citicorp Mortgage Securities, Inc.
2004-5, 5.500%, 08/25/2034	149,593	155,932
Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	488,015	519,658
2005-5, 5.000%, 08/25/2035	517,580	527,561
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	166,955	170,692
2007-A4, 5.500%, 04/25/2022	202,007	207,359
2006-A7, 6.000%, 12/25/2036	197,122	174,230
Countrywide Alternative Loan Trust
2006-J4, 6.000%, 07/25/2036	709,111	627,905
Countrywide Home Loan Mortgage Pass-Through Trust
2005-16, 5.000%, 09/25/2035	34,561	34,801
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	64,776	65,799
2005-10, 5.000%, 11/25/2020	772,339	792,104
2004-8, 5.500%, 12/25/2034	1,229,791	1,267,374
2005-4, 5.500%, 06/25/2035	204,121	210,950
2005-4, 5.500%, 06/25/2035	168,750	170,789
2005-3, 5.500%, 07/25/2035	665,277	692,630
2005-10, 5.500%, 11/25/2035	901,708	808,334
2005-10, 5.750%, 11/25/2035	170,000	161,041
2005-10, 6.000%, 11/25/2035	389,333	284,881
CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	212,723	204,466
2007-5, 5.000%, 10/25/2024	415,389	413,001
2006-1, 5.500%, 02/25/2036	846,678	848,979
2006-1, 5.500%, 02/25/2036	364,000	348,964
2006-3, 5.750%, 04/25/2036	76,600	68,866
2006-3, 5.750%, 04/25/2036	181,421	163,706
2006-3, 6.000%, 04/25/2036	128,221	110,283
2006-3, 6.000%, 04/25/2036	357,059	307,107
2006-4, 7.000%, 05/25/2036	362,792	227,597
2007-2, 5.750%, 03/25/2037	217,482	216,986
2007-3, 5.500%, 04/25/2037	244,778	242,335
2007-5, 5.000%, 08/25/2037	334,434	303,088
Deutsche ALT-A Securities, Inc. Alternative Loan Trust
2005-2, 0.593%, 04/25/2035 (a)	205,262	178,762
2005-3, 5.250%, 06/25/2035	368,184	375,658

2005-AR2V, 3.213%, 10/25/2035 (a)	148,881	148,961
Deutsche Mortgage Securities, Inc.
2004-4, 2.614%, 06/25/2034 (a)	296,814	292,071
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	439,138	451,038
2005-FA11, 5.250%, 02/25/2021	674,715	676,751
2006-FA6, 5.750%, 11/25/2021	95,452	97,789
2004-FA1, 6.250%, 10/25/2034	633,819	647,052
2005-FA2, 0.693%, 04/25/2035 (a)	958,960	791,153
2005-FA2, 0.793%, 04/25/2035 (a)	124,888	103,653
2005-FA4, 5.500%, 06/25/2035	187,805	181,072
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	258,157	258,679
2004-J3, 5.250%, 07/25/2034	242,000	244,069
2005-AR3, 3.353%, 06/19/2035 (a)	520,235	516,448
GSR Mortgage Loan Trust
2005-AR2, 2.778%, 05/25/2034 (a)	545,736	526,326
2005-1F, 6.000%, 01/25/2035	95,288	95,477
2005-3F, 6.000%, 03/25/2035	140,244	144,533
2005-AR2, 5.103%, 04/25/2035 (a)	274,656	274,691
2005-6F, 5.500%, 07/25/2035	540,425	542,684
2005-7F, 5.000%, 09/25/2035	220,000	209,883
2005-7F, 6.000%, 09/25/2035	103,346	105,419
2005-9F, 5.500%, 12/25/2035	208,400	208,041
2006-AR1, 3.187%, 01/25/2036 (a)	278,460	246,986
2006-AR2, 2.930%, 04/25/2036 (a)	581,215	490,451
2006-5F, 6.000%, 06/25/2036	1,291,830	1,237,430
2006-7F, 6.250%, 08/25/2036	951,924	852,135
HarborView Mortgage Loan Trust
2005-4, 2.862%, 07/19/2035 (a)	271,085	266,751
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	498,432	454,342
2005-S1, 5.500%, 12/25/2035	375,239	342,046
2005-S1, 5.500%, 12/25/2035	565,682	487,390
2006-S2, 6.050%, 05/25/2036 (a)	144,006	128,118
JP Morgan Mortgage Trust
2005-S2, 5.000%, 09/25/2020	476	475
2005-S3, 5.750%, 01/25/2036	200,592	189,492
Lehman Mortgage Trust
2006-2, 6.354%, 04/25/2036 (a)	158,722	151,513
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.015%, 05/25/2034 (a)	297,849	263,357
2004-15, 3.373%, 12/25/2034 (a)	389,790	386,314
MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	1,254,826	1,312,135
2004-6, 6.000%, 07/25/2034	873,466	906,860
2007-1, 0.793%, 10/25/2036 (a)	378,786	343,580
MASTR Asset Securitization Trust
2005-2, 5.250%, 11/25/2035	204,588	206,967
MASTR Seasoned Securities Trust
2005-2, 3.686%, 10/25/2032 (a)	194,415	196,810
Morgan Stanley Mortgage Loan Trust
2006-7, 5.000%, 06/25/2021	181,906	174,032
2004-11AR, 2.977%, 01/25/2035 (a)	100,444	90,251
2005-7, 5.500%, 11/25/2035	421,704	440,534
2006-2, 6.500%, 02/25/2036	359,711	298,152
2006-11, 6.000%, 08/25/2036	1,093,974	910,707

Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-AP1, 4.855%, 02/25/2035 (a)	391,442	390,453
2005-WF1, 5.159%, 03/25/2035 (a)	1,440,407	1,478,758
2005-AP2, 4.976%, 05/25/2035 (a)	429,763	411,766
PHHMC Mortgage Pass-Through Certificates
2005-3, 5.246%, 06/18/2035 (a)	588,037	580,799
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	325,189	328,834
RALI Trust
2003-QS18, 5.000%, 09/25/2018	207,791	214,248
2004-QS6, 5.000%, 05/25/2019	151,175	153,390
2005-QS3, 5.000%, 03/25/2020	2,470,209	2,523,635
2007-QS4, 5.500%, 04/25/2022	97,797	99,625
2003-QS17, 5.500%, 09/25/2033	821,805	836,408
2004-QS7, 5.500%, 05/25/2034	329,358	336,515
2004-QA4, 3.644%, 09/25/2034 (a)	712,493	676,181
2005-QS14, 6.000%, 09/25/2035	41,202	32,600
2005-QS16, 5.500%, 11/25/2035	345,056	324,636
RAMP Trust
2005-SL1, 8.000%, 05/25/2032	1,107,515	1,107,147
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	855,949	894,955
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	2,611,824	2,677,031
2005-A5, 5.500%, 05/25/2035	486,176	440,735
2005-A11CB, 5.500%, 10/25/2035	520,985	458,434
2005-A11CB, 6.000%, 10/25/2035	432,965	362,481
2006-A14CB, 6.250%, 12/25/2036	243,981	208,258
2007-A1, 5.750%, 03/25/2037	216,156	167,153
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	321,627	331,763
2004-S6, 6.000%, 06/25/2034	977,577	1,026,476
2005-SA1, 2.878%, 03/25/2035 (a)	194,260	190,591
2006-S3, 5.500%, 03/25/2036	1,545,969	1,438,260
2006-S5, 6.000%, 06/25/2036	388,088	378,205
2006-S6, 6.000%, 07/25/2036	333,028	319,236
Structured Asset Securities Corp.
2003-23H, 5.500%, 07/25/2033	460,842	462,818
2004-18H, 4.750%, 10/25/2034	503,160	507,618
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	886,569	875,873
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	136,160	140,778
2005-AR18, 2.470%, 01/25/2036 (a)	715,878	703,573
2006-AR2, 2.486%, 03/25/2036 (a)	318,752	287,167
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	708,830
2005-1, 6.000%, 03/25/2035	666,872	682,848
2005-4, 0.693%, 06/25/2035 (a)	381,298	277,951
2005-4, 5.500%, 06/25/2035	413,583	403,315
2005-5, 5.500%, 07/25/2035	711,472	718,614
2005-9, 5.500%, 11/25/2035	90,534	82,408
Wells Fargo Mortgage Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	559,170
2005-9, 5.500%, 10/25/2035	605,000	639,408
2005-14, 5.500%, 12/25/2035	584,606	586,701
2006-4, 0.893%, 04/25/2036 (a)	620,134	573,575

2007-2, 5.750%, 03/25/2037	527,414	491,875
2007-4, 6.000%, 04/25/2037	115,552	115,614
2007-12, 5.500%, 09/25/2037	1,670,910	1,695,888
2007-12, 5.500%, 09/25/2037	697,990	744,940
TOTAL MORTGAGE BACKED SECURITIES (Cost $93,001,282)		99,013,443

MUNICIPAL BONDS - 41.31%
California - 0.96%
Alvord Unified School District
0.000% Coupon, 08/01/2022	360,000	248,717
County of Riverside CA
0.000% Coupon, 11/01/2020	145,000	118,016
Hueneme Elementary School District
0.000% Coupon, 06/01/2023	190,000	125,318
Palmdale Elementary School District
0.000% Coupon, 08/01/2029	540,000	238,982
Port of Oakland
5.000%, 05/01/2033	300,000	320,655
San Jose Evergreen Community College District
0.000% Coupon, 09/01/2028	200,000	95,516
West Contra Costa Calif Unified School District
0.000% Coupon, 08/01/2022	180,000	126,270
Yosemite Community College District
0.000% Coupon, 08/01/2023	1,050,000	752,315
		2,025,789
Colorado - 0.11%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2028	100,000	111,888
5.000%, 11/15/2021	100,000	118,339
		230,227
Florida - 0.45%
City of St. Augustine, FL
5.000%, 10/01/2034	500,000	552,610
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2022	165,000	193,119
5.125%, 10/01/2039	180,000	199,140
		944,869
Guam - 0.31%
Guam Power Authority
5.000%, 10/01/2021	565,000	659,880
Illinois - 2.84%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000% Coupon, 12/01/2022	355,000	254,936
0.000% Coupon, 12/01/2023	760,000	524,355
Chicago Board of Education
0.000% Coupon, 12/01/2022	575,000	409,475
Dekalb Kane & LaSalle Counties Etc Community College District No 523
0.000% Coupon, 02/01/2025	275,000	165,806
0.000% Coupon, 02/01/2021	200,000	158,274
Illinois Finance Authority
0.000% Coupon, 07/15/2025	820,000	577,214
0.000% Coupon, 01/01/2020	975,000	827,044
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	398,409
5.750%, 01/01/2030	480,000	564,897
Metropolitan Pier & Exposition Authority
0.000% Coupon, 06/15/2021	305,000	256,276

Peoria Public Building Commission
0.000% Coupon, 12/01/2023	300,000	188,421
South Suburban College Community School District No. 510
0.000% Coupon, 12/01/2022	1,000,000	746,840
Will County Community Unit School District No. 201
0.000% Coupon, 11/01/2020	490,000	398,228
Will County Elementary School District No. 122
5.250%, 10/01/2023	460,000	506,883
(Pre-refunded to 10/1/2019)
		5,977,058
Indiana - 2.84%
City of Carmel, IN Waterworks Revenue
5.000%, 05/01/2036	1,000,000	1,082,840
Franklin Community Multi-School Building Corp.
5.000%, 01/10/2023	400,000	454,332
Greater Clark County School Corp.
5.000%, 01/05/2023	580,000	679,667
Indiana Finance Authority
5.000%, 03/01/2022	775,000	896,566
Indiana University
5.000%, 06/01/2037	1,290,000	1,460,448
Indianapolis Local Public Improvement Bond Bank
0.000% Coupon, 02/01/2021	535,000	442,001
4.750%, 01/01/2031	320,000	326,109
Zionsville Community Schools Building Corp.
0.000% Coupon, 01/15/2029	100,000	55,819
Zionsville Middle School Building Corp.
0.000% Coupon, 07/15/2022	750,000	574,875
		5,972,657
Kentucky - 1.23%
Kentucky Asset Liability Commission
2.998%, 04/01/2023	500,000	498,635
Scott County School District Finance Corp.
4.000%, 01/01/2023	1,850,000	2,086,596
		2,585,231
Michigan - 5.76%
Anchor Bay School District
5.000%, 05/01/2023	1,625,000	1,912,349
City of Detroit, MI Sewage Disposal System Revenue
5.250%, 07/01/2029	415,000	448,071
5.500%, 07/01/2036	665,000	719,876
5.750%, 07/01/2031	930,000	1,033,751
City of Detroit, MI Water Supply System Revenue
5.250%, 07/01/2035	1,045,000	1,119,258
5.500%, 07/01/2035	1,530,000	1,656,256
5.500%, 07/01/2028	200,000	219,412
5.750%, 07/01/2024	170,000	190,058
5.750%, 07/01/2026	2,020,000	2,235,433
5.750%, 07/01/2027	370,000	407,832
Detroit City School District
5.250%, 05/01/2026	475,000	544,725
5.250%, 05/01/2025	555,000	645,360
Harper Woods School District
5.000%, 05/01/2022	500,000	580,600
Hudsonville Public Schools
5.000%, 05/01/2023	250,000	299,917

Huron Valley School District
5.000%, 05/01/2024	100,000	113,378
		12,126,276
Nevada - 0.17%
County of Clark, NV Airport System Revenue
5.000%, 07/01/2024	320,000	350,006
New Jersey - 4.81%
New Jersey Economic Development Authority
0.000% Coupon, 02/15/2020	642,000	522,858
New Jersey Higher Education Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,144,200
New Jersey Transportation Trust Fund Authority
0.000% Coupon, 12/15/2027	7,250,000	4,166,140
5.500%, 12/15/2022	3,470,000	4,287,983
		10,121,181
New York - 2.98%
New York City Water & Sewer System
5.000%, 06/15/2040	100,000	109,280
New York State Dormitory Authority
5.000%, 12/15/2032	5,180,000	5,917,632
Port Authority of New York & New Jersey
5.000%, 09/15/2022	200,000	235,910
		6,262,822
Ohio - 0.67%
City of St. Bernard, OH
4.000%, 12/01/2023	660,000	714,074
4.000%, 12/01/2022	635,000	687,641
		1,401,715
Oregon - 0.13%
Klamath Falls Intercommunity Hospital Authority
5.000%, 09/01/2021	250,000	281,773
Pennsylvania - 6.30%
Brownsville Area School District
4.450%, 11/15/2033	500,000	500,285
Canon Mcmillan School District
0.000% Coupon, 12/01/2020	750,000	619,912
City of Harrisburg, PA
0.000% Coupon, 04/01/2019	180,000	161,141
Mckeesport Area School District
0.000% Coupon, 10/01/2023	150,000	106,130
Pennsylvania Turnpike Commission
0.000% Coupon, 12/01/2034 (a)	1,850,000	1,801,512
0.000% Coupon, 06/01/2033	2,235,000	2,328,445
0.000% Coupon, 12/01/2030	165,000	162,192
Pennyslvania Turnpike Commission
0.000% Coupon, 12/01/2035	720,000	687,730
Philadelphia Authority for Industrial Development
0.000% Coupon, 04/15/2022	10,000,000	6,883,100
		13,250,447
Puerto Rico - 1.31%
Puerto Rico Sales Tax Financing Corp.
0.000% Coupon, 08/01/2032	3,850,000	1,324,169
0.000% Coupon, 08/01/2032	375,000	388,485
5.375%, 08/01/2036	1,000,000	1,056,090
		2,768,744
Texas - 9.74%
Austin Community College District
0.000% Coupon, 02/01/2021	150,000	124,582

City of Houston, TX Airport System Revenue
5.000%, 07/01/2028	900,000	989,451
County of Galveston, TX
0.000% Coupon, 02/01/2022	1,315,000	1,025,805
Fort Worth International Airport
5.000%, 11/01/2035	3,925,000	4,110,181
5.000%, 11/01/2032	4,550,000	4,605,874
5.000%, 11/01/2037	970,000	1,012,564
5.500%, 11/01/2033	240,000	243,468
La Joya Independent School District
5.000%, 02/15/2031	3,570,000	4,262,794
5.000%, 02/15/2030	1,145,000	1,374,607
Montgomery County Health Facilities Development Corp.
0.000% Coupon, 07/15/2023	380,000	290,613
North Texas Tollway Authority
0.000% Coupon, 01/01/2042	1,505,000	1,621,668
5.000%, 09/01/2029	720,000	827,222
		20,488,829
Utah - 0.11%
Utah Transit Authority
0.000% Coupon, 06/15/2029	485,000	235,307
Washington - 0.34%
Chelan County Public Utility No. 1
0.000% Coupon, 06/01/2023	655,000	475,596
0.000% Coupon, 06/01/2021	300,000	238,545
		714,141
West Virginia - 0.25%
West Virginia University
0.000% Coupon, 04/01/2020	630,000	530,347
TOTAL MUNICIPAL BONDS (Cost $88,041,377)		86,927,299

SHORT-TERM INVESTMENTS - 10.50%
First American Treasury Obligations Fund, 0.000% (a)	22,096,055	22,096,055
TOTAL SHORT-TERM INVESTMENTS (Cost $22,096,055)		22,096,055

Total Investments (Cost $212,675,260) - 103.06%		216,878,899
Liabilities in Excess of Other Assets - (3.06)%		(6,446,287)
TOTAL NET ASSETS - 100.00%		$210,432,612

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at May 31, 2013.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$212,675,260
Gross unrealized appreciation	$5,971,646
Gross unrealized depreciation	$(1,768,007)	$216,878,899
Net unrealized appreciation	$4,203,639
		$4,203,639
*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Total Return Bond Fund (the"Total Return Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds Asset Backed Securities	$-	$8,842,102	$-	$8,842,102
Mortgage Backed Securities	-	99,013,443	-	99,013,443
Municipal Bonds	-	86,927,299	-	86,927,299
Total Fixed Income	-	194,782,844	-	194,782,844

Short-Term Investments	22,096,055	-	-	22,096,055
Total Investments In Securities	$22,096,055	$194,782,844	$-	$216,878,899

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2013.

The Fund held no Level 3 securities during the period ended May 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2013 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 91.43%
Arizona - 5.03%
Florence Town Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	383,780
Goodyear Community Facilities General District
4.000%, 07/15/2028	800,000	791,032
Phoenix Industrial Development Authority
5.000%, 06/01/2027	500,000	550,120
Pima County Industrial Development Authority
6.000%, 04/01/2016	50,000	51,139
6.500%, 04/01/2026	200,000	201,150
Tempe Industrial Development Authority
6.250%, 12/01/2042	200,000	217,698
		2,194,919
California - 14.33%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	285,028
California Municipal Finance Authority
5.000%, 10/01/2024	70,000	81,736
California Pollution Control Financing Authority
5.000%, 07/01/2037	500,000	508,370
California Statewide Communities Development Authority
4.000%, 09/01/2023	305,000	306,516
5.000%, 05/15/2027	250,000	274,752
City of Highland, CA
5.125%, 09/01/2024	125,000	131,994
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	161,945
City of Yucaipa, CA
5.000%, 09/01/2026	200,000	211,034
El Dorado Union High School District
0.000% Coupon, 12/01/2028	60,000	25,621
Golden State Tobacca Securitization Corp.
5.000%, 06/01/2029	250,000	280,485
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2045	800,000	830,040
Manteca Unified School District
5.000%, 09/01/2024	115,000	130,579
National City Community Development Commission
5.750%, 08/01/2021	100,000	118,094
Oro Grande Elementary School District
5.000%, 09/15/2027	500,000	505,885
Palmdale Community Redevelopment Agency
0.000% Coupon, 12/01/2020	145,000	107,706
0.000% Coupon, 12/01/2019	75,000	58,971

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	235,500
Ripon Unified School District
0.000%, 08/01/2023	70,000	45,987
Riverside County Public Financing Authority
4.000%, 05/01/2024	425,000	433,615
San Francisco City & County Airports Commission-San Francisco International Airport
5.000%, 05/01/2025	250,000	283,587
State of California
5.000%, 02/01/2025	400,000	474,732
Wiseburn School District
5.000%, 08/01/2021	665,000	755,925
		6,248,102
Colorado - 3.39%
Colorado Educational & Cultural Facilities Authority
5.000%, 06/01/2026	200,000	227,092
Colorado Health Facilities Authority
5.125%, 01/01/2030	300,000	320,016
Denver Convention Center Hotel Authority
5.250%, 12/01/2022	100,000	108,649
E-470 Public Highway Authority
0.000% Coupon, 09/01/2023	65,000	43,114
0.000% Coupon, 09/01/2020	410,000	321,670
0.000% Coupon, 09/01/2023	125,000	82,912
0.000% Coupon, 09/01/2020	105,000	82,379
0.000% Coupon, 09/01/2022	415,000	291,770
		1,477,602
Connecticut - 0.74%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	285,000	320,802
District of Columbia - 1.06%
District of Columbia
6.250%, 10/01/2032	390,000	461,347
Florida - 12.70%
Belle Isle, FL
5.500%, 10/01/2022	500,000	503,945
Citizens Property Insurance Corp.
5.000%, 06/01/2022	500,000	586,015
5.500%, 06/01/2016	30,000	33,918
City of Lakeland, FL
5.000%, 09/01/2042	470,000	502,975
City of North Miami Beach, FL
5.000%, 08/01/2023	130,000	151,014
City of St. Augustine, FL
5.000%, 10/01/2034	250,000	276,305
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2027	375,000	413,745
Escambia County Health Facilities Authority
4.250%, 08/15/2016	120,000	128,428
5.125%, 08/15/2020	105,000	121,248
5.500%, 08/15/2024	475,000	546,663
6.000%, 08/15/2036	555,000	637,595

Lee County Industrial Development Authority
5.000%, 11/01/2025	150,000	167,255
Martin County Health Facilities Authority
5.000%, 11/15/2028	650,000	695,415
Miromar Lakes Community Development District
4.875%, 05/01/2022	185,000	184,793
Orange County Health Facilities Authority
4.000%, 06/01/2022	250,000	268,010
Palace Coral Gables Community Development District
5.000%, 05/01/2032	100,000	115,104
Venetian Community Development District
5.000%, 05/01/2023	200,000	208,604
		5,541,032
Georgia - 0.33%
City of Atlanta, GA
5.500%, 11/01/2027	35,000	41,692
Main Street Natural Gas, Inc.
5.000%, 03/15/2018	25,000	28,438
5.000%, 03/15/2017	65,000	72,764
		142,894
Guam - 1.46%
Guam Power Authority
5.000%, 10/01/2024	400,000	462,156
5.000%, 10/01/2023	150,000	173,705
		635,861
Hawaii - 1.29%
Hawaii State Department of Budget & Finance
5.000%, 11/15/2027	150,000	160,845
5.125%, 11/15/2032	375,000	403,320
		564,165
Illinois - 3.23%
Illinois Finance Authority
5.000%, 11/01/2027	170,000	185,943
5.125%, 02/01/2026	150,000	157,081
5.750%, 05/15/2031	150,000	158,646
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	350,000	422,716
Regional Transportation Authority
6.000%, 06/01/2023	25,000	30,666
Round Lake, IL Lakewood Grove Special Service Area No. 3
4.700%, 03/01/2033	200,000	197,622
State of Illinois
5.000%, 01/01/2019	20,000	22,752
Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	234,694
		1,410,120
Indiana - 3.26%
Indiana Bond Bank
5.250%, 10/15/2020	95,000	111,140
Indiana Finance Authority
5.000%, 03/01/2023	125,000	143,569
5.000%, 07/01/2035	600,000	637,050
5.000%, 05/01/2021	35,000	40,345

5.500%, 11/15/2026	100,000	114,275
Indiana Health & Educational Facilities Financing Authority
5.500%, 03/01/2037	350,000	376,600
		1,422,979
Iowa - 2.58%
Iowa Finance Authority
5.250%, 12/01/2025	800,000	826,064
Iowa Higher Education Loan Authority
5.625%, 10/01/2026	150,000	163,771
Iowa Student Loan Liquidity Corp.
5.300%, 12/01/2023	120,000	133,763
		1,123,598
Kentucky - 0.79%
City of Russell, KY
5.000%, 11/01/2022	300,000	344,604
Louisiana - 1.30%
Jefferson Parish Hospital Service District No. 1
5.375%, 01/01/2031	100,000	109,588
Louisiana Local Government Environmental Facilities & Community Development
5.000%, 10/01/2020	135,000	161,540
6.500%, 08/01/2029	250,000	297,272
		568,400
Maine - 1.43%
Maine Health & Higher Educational Facilities Authority
5.000%, 07/01/2019	40,000	45,239
6.000%, 07/01/2026	325,000	387,748
Maine Health & Higher Eductational Facilities Authority
7.500%, 07/01/2032	150,000	191,142
		624,129
Maryland - 0.53%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	233,032
Michigan - 2.56%
City of Detroit MI Sewage Disposal System Revenue
5.000%, 07/01/2018	250,000	281,755
Kentwood Economic Development Corp.
5.375%, 11/15/2027	400,000	427,656
Michigan Finance Authority
7.000%, 10/01/2031	250,000	280,062
Star International Academy
5.000%, 03/01/2033	125,000	126,834
		1,116,307
Minnesota - 0.38%
St. Paul Housing & Redevelopment Authority
6.375%, 09/01/2031	150,000	165,693
Missouri - 0.92%
Bridgeton Industrial Development Authority
4.000%, 05/01/2024	250,000	245,438
St. Louis County Industrial Development Authority
5.500%, 09/01/2028	150,000	157,371
		402,809

New Hampshire - 1.08%
New Hampshire Business Finance Authority
5.000%, 10/01/2018	200,000	228,840
New Hampshire Health & Education Facilities Authority
5.300%, 07/01/2017	150,000	150,172
5.600%, 10/01/2022	90,000	90,894
		469,906
New Jersey - 4.06%
New Jersey Economic Development Authority
5.000%, 07/01/2022	500,000	523,750
5.000%, 06/15/2023	250,000	284,620
5.750%, 06/15/2029	100,000	105,685
(Pre-refunded to 06/15/2014)
6.000%, 07/01/2032	150,000	163,568
New Jersey Health Care Faciliites Financing Authority
4.500%, 07/01/2021	20,000	22,970
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	556,270
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	116,092
		1,772,955
New York - 2.03%
Suffolk County Economic Development Corp.
5.000%, 07/01/2028	300,000	337,005
Tompkins County Development Corp.
5.000%, 07/01/2027	500,000	549,370
		886,375
North Carolina - 0.41%
North Carolina Capital Facilities Finance Agency
4.000%, 03/01/2026	175,000	177,184
Ohio - 2.07%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	346,758
County of Hamilton, OH
5.250%, 06/01/2023	100,000	116,754
Southeastern Ohio Port Authority
5.750%, 12/01/2032	400,000	439,564
		903,076
Oklahoma - 0.56%
Oklahoma Development Finance Authority
4.500%, 01/01/2021	240,000	244,154
Oregon - 2.58%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	505,130
Multnomah County Hospital Facilities Authority
5.000%, 12/01/2029	250,000	274,337
Oregon State Facilities Authority
3.625%, 07/01/2021	150,000	154,177
State of Oregon Housing & Community Services Department
4.750%, 07/01/2026	75,000	80,233
5.000%, 01/01/2026	100,000	110,460
		1,124,337

Pennsylvania - 4.78%
Clairton Municipal Authority
4.000%, 12/01/2022	400,000	424,328
Delaware County Authority
4.000%, 10/01/2022	300,000	305,346
5.000%, 06/01/2023	200,000	212,532
Montgomery County Industrial Development Authority
5.000%, 11/15/2023	105,000	122,892
Northampton County Industrial Development Authority
5.000%, 07/01/2032	275,000	285,973
Pennsylvania Higher Educational Facilities Authority
4.000%, 10/01/2023	165,000	170,049
4.000%, 10/01/2022	400,000	416,748
Philadelphia Authority for Industrial Development
5.375%, 06/15/2030	135,000	145,673
		2,083,541
Puerto Rico - 0.96%
Puerto Rico Electric Power Authority
5.250%, 07/01/2027	100,000	101,292
Puerto Rico Highway & Transportation Authority
5.250%, 07/01/2022	140,000	156,019
Puerto Rico Sales Tax Financing Corp.
5.000%, 08/01/2024	150,000	161,752
		419,063
Tennessee - 2.44%
Johnson City Health & Educational Facilities Board
5.625%, 07/01/2030	280,000	324,391
6.000%, 07/01/2038	260,000	302,349
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
5.000%, 07/01/2027	335,000	362,390
Tennessee Energy Acquisition Corp.
5.000%, 02/01/2020	40,000	45,256
Tennessee Energy Aquisition Corp.
5.000%, 02/01/2015	30,000	31,761
		1,066,147
Texas - 4.64%
Central Texas Regional Mobility Authority
5.000%, 01/01/2033	350,000	370,174
City of Houston, TX Airport System Revenue
5.000%, 07/01/2025	105,000	116,535
6.500%, 07/15/2030	100,000	113,678
Port Freeport, TX
5.950%, 05/15/2033	100,000	114,887
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/2032	500,000	530,735
5.000%, 12/15/2027	500,000	539,285
Texas Private Activity Board Surface Transportation Corp.
7.000%, 06/30/2040	195,000	236,457
		2,021,751
Utah - 0.82%
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	358,440

Vermont - 0.24%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	106,160
Virginia - 1.56%
Route 460 Funding Corp.
5.125%, 07/01/2049	250,000	265,238
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	143,791
5.000%, 01/01/2027	250,000	270,240
		679,269
Washington - 0.60%
Washington Health Care Facilities Authority
5.000%, 12/01/2032	250,000	260,530
Wisconsin - 4.26%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	723,073
Public Finance Authority
6.250%, 12/01/2042	500,000	499,995
Wisconsin Health & Educational Facilities Authority
5.000%, 09/01/2033	250,000	259,445
5.000%, 08/15/2022	100,000	109,885
5.125%, 08/15/2019	40,000	44,986
5.250%, 08/15/2031	75,000	79,982
5.250%, 08/15/2034	130,000	138,555
		1,855,921
Wyoming - 1.03%
Teton County Hospital District
5.000%, 12/01/2021	35,000	40,696
5.500%, 12/01/2027	150,000	173,896
Wyoming Community Development Authority
6.250%, 07/01/2031	210,000	233,136
		447,728
TOTAL MUNICIPAL BONDS (Cost $38,757,834)		39,874,932

SHORT-TERM INVESTMENTS - 6.27%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	2,736,133	2,736,133
TOTAL SHORT-TERM INVESTMENTS (Cost $2,736,133)		2,736,133

Total Investments (Cost $41,493,967) - 97.70%		42,611,065
Other Assets in Excess of Liabilities - 2.30%		1,005,090
TOTAL NET ASSETS - 100.00%		$43,616,155

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at May 31, 2013.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$41,493,967
Gross unrealized appreciation	$1,283,469
Gross unrealized depreciation	$(166,371)
Net unrealized appreciation	$1,117,098

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Total Return Bond Fund (the"Total Return Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:
	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$39,874,932	$-	$39,874,932
Total Fixed Income	-	39,874,932	-	39,874,932

Short-Term Investments	2,736,133	-	-	2,736,133

Total Investments In Securities	$2,736,133	$39,874,932	$-	$42,611,065

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2013.

The Fund held no Level 3 securities during the period ended May 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date  July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) */s/ John Buckel
                                            John Buckel, President

Date  July 24, 2013

By (Signature and Title) */s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date  July 24, 2013

* Print the name and title of each signing officer under his or her signature.